                                                         [AIM LOGO APPEARS HERE]
                                                          [COLLAGE APPEARS HERE]
                                                          AIM CONSTELLATION FUND

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 1995

AIM CONSTELLATION FUND
For shareholders who seek capital appreciation through investments in common stocks, with emphasis on medium-size and smaller emerging growth companies.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

* AIM Constellation Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without the maximum 5.50% sales charge.

* The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* The Fund's portfolio composition may change and there is no assurance the Fund will continue to hold these same securities.

* Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

* Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper Mid-Cap Fund Index represents an average of the performance of the 30 largest mid-cap mutual funds tracked by Lipper.

* Standard & Poor's Corporation is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general. The Standard & Poor's 400 Mid-Cap Index (S&P 400) is an unmanaged index comprising common stocks of approximately 400 mid-capitalization companies. The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company stocks.

* The NASDAQ (National Association of Securities Dealers Automated Quotation system) Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-size company stock universe.

* An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                     A Message from
                                                     the Chairman

                     DEAR FELLOW SHAREHOLDER:

                     A surge in the equity markets helped push AIM Constellation
      [PHOTO OF      Fund to an outstanding total return of 33.43% for the
  CHARLES T. BAUER,  fiscal year ended October 31, 1995. The Fund outperformed
   CHAIRMAN OF THE   all major benchmark indexes and was widely recognized in
    BOARD OF THE     such major financial publications as The Wall Street
 FUND APPEARS HERE]  Journal, Investor's Business Daily, Money and Mutual Funds
                     Magazine.
                       Your Fund's total return exceeded that of the NASDAQ Composite Index (33.26%), the Standard & Poor's 500 (26.36%), the Dow Jones Industrial Average (24.92%), and the Standard & Poor's 400 (21.18%) during the reporting period. This successful performance accounts in part for the Fund's dramatic growth in assets, from $3.8 billion as the fiscal year opened to $7.1 billion as the fiscal year closed, an increase of almost 90%.
  It has, indeed, been a memorable year for AIM Constellation Fund and AIM overall. Since January, AIM's net assets under management have grown from approximately $27 billion to approximately $40 billion. AIM now serves more than 2 million shareholders like you who continue to count on our expertise and diligence in the management of your investment.
  Nevertheless, we feel compelled to remind shareholders that market cycles come and go, and such performance as we have enjoyed this year is unlikely to continue uninterrupted. In terms of market performance, many analysts are cautioning investors to rein in their expectations, noting that it would be unrealistic to expect stock market growth of more than 25% a second year in a row. That is why you should keep in mind that those who have retained a long-term perspective have generally enjoyed the greatest returns on their investment.
  AIM's disciplined earnings-driven strategy is an ongoing evaluation of market opportunity, and as the market continues to climb, our job becomes more challenging. Therefore, even as we relish the success of a good year, our focus is on the year ahead.
  The budget debate over such retirement benefits as Medicare and Social Security only accentuates the need to build your own retirement nest egg, independent of any benefits which may--or may not--be available to you when the time comes. For many in the baby boomer generation, that's just 10 years away.
  It is our hope that you continue to rely on AIM Constellation Fund to help you build your financial future. As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-246-5463.

Respectfully submitted,

/S/ CHARLES T. BAUER

Charles T. Bauer
Chairman

Management's
Discussion & Analysis

TECHNOLOGY STOCKS PROPEL MARKETS
TO RECORD LEVELS

        -----------
 The much-noted aging of

 the American population,

 combined with an ongoing

search for ways to contain

  health-care costs, has

   created significant

      opportunities.
        -----------




The cover of Money magazine's November 1994 Forecast Issue read, "Make 12% or more in 1995." After the dismal stock market returns in 1994, 12% may have sounded like euphoria to some. Little did we know.
  Healthy corporate profits exceeded analysts' expectations and propelled stocks through record highs in 1995. The strength was broad-based, resuscitating large-capitalization stocks, which had been out of favor for three years. The popular DJIA sailed past 4000 on February 23, 1995, and then topped 5000 on November 21, 1995.
  Spearheaded by the powerful technology stock advance, the broader NASDAQ overtook its large-cap cousins in June of 1995 to finish the reporting period well ahead of the pack.
  The stars of the technology group were inarguably the semiconductor stocks. As of June 30, 1995, semiconductor stocks were up an astonishing 94% in just six months, according to Barron's. Other technology sectors were also strong, such as aerospace and defense, software, and industrial technology companies. Also strong were beneficiaries of stable interest rates such as banks and thrifts, and consumer cyclical stocks in airlines, leisure and recreation companies, and restaurants.
  In September and October, the market took a well-deserved respite as concern surfaced that third-quarter 1995 earnings reports, particularly in the technology group, would fall below expectations. Some earnings disappointment in certain big names such as Intel, Microsoft, Nokia, and IBM initiated profit-taking, which temporarily suspended the market's advance. Of the companies reporting earnings in the third quarter of 1995, I/B/E/S International Inc. reported in The Wall Street Journal that 55% were higher than analysts' expectations, with 14% on target, and 31% below expectations. These results compared favorably with second-quarter reports, of which 57% exceeded expectations and 30% were below target.
  With investor confidence renewed, at least for the near term, the market gathered strength for its next advance. Focus turned from corporate earnings to the growing gridlock in Congress over the proposals to balance the burgeoning budget. The Federal Reserve Board declined to implement its much-anticipated interest rate cut pending some positive resolution to the budget debate.

YOUR INVESTMENT PORTFOLIO
Holdings in the following three sectors provided a major portion of your Fund's 33.43% total return during the fiscal year covered by this report.
  . TECHNOLOGY. Once again, the Fund's most extensive holdings were in the technology sector. The Fund's portfolio included both Microsoft, which introduced its much-publicized Windows 95 operating system, and Intel, which brought out the Pentium chip. The Fund also held a position in Ascend Communications, Inc., a provider of access to the Internet. Another holding, Fiserv,

--------------------------------------------------------------------------------
MORNINGSTAR RATINGS* (as of 10/31/95)

                                     FUNDS IN
  PERIOD          RATING          EQUITY CATEGORY
  ------          ------          ---------------
 Overall           *****                NA
10 Years           *****               487
5 Years            *****               931
3 Years            ****              1,300

================================================================================

LIPPER RANKINGS** (as of 10/31/95)


               RANK VS. ALL
               MUTUAL FUNDS         PERCENTILE
RANK         TRACKED BY LIPPER         RANK
----         -----------------      ----------
10 Years             4 of 1,189         1%
5 Years             28 of 2,727         2%
3 Years             74 of 3,921         2%
1 Year             158 of 7,234         3%

*Morningstar's rating system of one (lowest) to five (highest) stars is based on risk and return ratios for three-, five-, and 10-year periods and considers all loads and fees. Ratings compare funds of similar investment objectives and represent past performance. **Fund percentage rankings are based on total returns and are vs. all mutual funds tracked by Lipper, excluding sales charges and including fees and expenses. Of course, past performance cannot guarantee comparable future results.

--------------------------------------------------------------------------------

               See important Fund disclosure inside front cover.

--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION (as of 10/31/95)

 TOP 10 HOLDINGS                          TOP 10 INDUSTRIES
 1.  DELL COMPUTER CORP.                  1.  SEMICONDUCTORS
 2.  CISCO SYSTEMS, INC.                  2.  COMPUTER SOFTWARE/
 3.  APPLIED MATERIALS, INC.                  SERVICES
 4.  COMPUTER ASSOCIATES                  3.  MEDICAL (PATIENT SERVICES)
     INTERNATIONAL, INC.                  4.  RETAIL (STORES)
 5.  MICRON TECHNOLOGY, INC.              5.  COMPUTER NETWORKING
 6.  LSI LOGIC CORP.                      6.  COMPUTER PERIPHERALS
 7.  3COM CORP.                           7.  TELECOMMUNICATIONS
 8.  TERADYNE, INC.                       8.  FINANCE (CONSUMER CREDIT)
 9.  ALTERA CORP.                         9.  MEDICAL (INSTRUMENTS/PRODUCTS)
 10. ORACLE SYSTEMS CORP.                 10. COMPUTER MINI/PCS

--------------------------------------------------------------------------------

Inc., a manager of financial information, is expected to be an important participant in the anticipated trend toward home banking.
  In addition, the Fund's holdings shifted from makers of generic computer chips to companies that produce more sophisticated capital equipment such as Ultratech Stepper, Inc. A stepper is a machine that imprints circuits on silicon wafers, and Ultratech's stepper is about half as expensive as rival machines.
  . HEALTH CARE. The much-noted aging of the American population, combined with an ongoing search for ways to contain health-care costs, has created significant opportunities. The portfolio includes health maintenance organizations with increasing enrollments such as Healthsource, Inc. It also includes such firms as Invacare Corp., a provider of home health care, an important strategy for reducing health-care costs.
  Health care is a sector where technological advances can save both lives and costs. For example, AIM Constellation's portfolio includes Boston Scientific Corp., a manufacturer of medical devices, including stents that are inserted into cardiac blood vessels during balloon angioplasty, increasing the effectiveness of this procedure.
  . CYCLICAL CONSUMER INDUSTRIES. A new focus for the Fund during the reporting period was specialty retailers. The Fund was attracted to two interesting trends: independent "superstores," which have attracted significant business from community malls, and the emerging niche retailers who target mail order customers by offering attractive pricing, better selection, superior distribution systems, and the convenience of catalogue shopping.
  The Fund added such mail order retailers as Micro Warehouse Inc. and Corporate Express, Inc., which deliver computers, software, and office supplies. Other portfolio holdings included medical supply mail order vendors Cardinal Health Inc. and Omnicare Inc.
  In addition to the aforementioned trends, the Fund also profited from the recent surge in mergers and acquisitions. The Fund held a position in Cordis Corp. at the time of the company's takeover by Johnson & Johnson late in 1995. Of course, the Fund's portfolio composition is subject to change, and there is no guarantee the Fund will continue to hold the same securities.

OUTLOOK FOR THE FUTURE
At this writing, the market has surpassed the Dow 5000 level. Yet many analysts maintain that this aging bull market--the Dow has gone a record 61 months without experiencing a 10% correction--may have plenty of steam left. Barron's recently reported analysts' estimates that projected the Dow well past 5500 during the coming year.
  Of course, a significant complement of market strategists also believe a correction is due.
  Rather than make any projections of future market performance, AIM remains committed to its disciplined investment strategy, which helps us determine, on a company-by-company basis, which stocks to own and which to sell-without the guesswork of market timing.

               See important Fund disclosure inside front cover.

Long-Term
Performance



GROWTH OF A $10,000 INVESTMENT

--------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

For periods ended October 31, 1995

  10 Years                       21.71%
  5 Years                        28.91
  1 Year                         26.06

--------------------------------------

-----------------------------------------------------------------------------
                  S&P 400                  NASDAQ                AIM
                Mid-Cap Index          Composite Index     Constellation Fund

   10/85           10000                    10000                9454
   10/86           13194                    12332               13863
   10/87           12389                    11051               13531
   10/88           15020                    13074               16686
   10/89           19621                    15575               22608
   10/90           16979                    11275               18952
   10/91           27356                    18561               33705
   10/92           30304                    20687               38701
   10/93           36805                    26638               49770
   10/94           37688                    26577               53480
   10/95           45670                    35416               71356

Past performance cannot guarantee comparable future results.

-----------------------------------------------------------------------------

AIM Constellation Fund's performance figures are historical and reflect reinvestment of all distributions, changes in net asset value, and the effect of the Fund's 5.50% maximum sales charge. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  Standard & Poor's Corporation (S&P) is a credit-rating agency. The Standard & Poor's 400 Mid-Cap Index is an unmanaged index comprising common stocks of approximately 400 mid-capitalization companies. The NASDAQ (National Association of Securities Dealers Automated Quotation System) Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-size company stock universe.
  An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.
               See important Fund disclosure inside front cover.

                                                         Financials
SCHEDULE OF INVESTMENTS

October 31, 1995

 SHARES                                                MARKET VALUE
             DOMESTIC COMMON STOCKS-87.10%

             ADVERTISING/BROADCASTING-0.35%

     228,200 Belo (A.H.) Corp.                        $    7,901,425
--------------------------------------------------------------------
     525,000 Infinity Broadcasting Corp.-Class A(a)       17,062,500
--------------------------------------------------------------------
                                                          24,963,925
--------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES-0.37%

     400,000 Echlin Inc.                                  14,300,000
--------------------------------------------------------------------
     625,000 Mark IV Industries, Inc.                     12,187,500
--------------------------------------------------------------------
                                                          26,487,500
--------------------------------------------------------------------

             BEVERAGES-0.50%

     750,000 Canandaigua Wine Co., Inc.-Class A(a)        36,000,000
--------------------------------------------------------------------

             BIOTECHNOLOGY-0.13%

     102,400 Chiron Corp.(a)                               9,318,400
--------------------------------------------------------------------

             BUILDING MATERIALS-0.11%

     241,500 Black & Decker Corp.                          8,180,812
--------------------------------------------------------------------

             BUSINESS SERVICES-1.73%

     194,800 Equifax, Inc.                                 7,597,200
--------------------------------------------------------------------
     806,500 Healthcare COMPARE Corp.(a)                  29,840,500
--------------------------------------------------------------------
     100,000 Interim Services Inc.(a)                      2,975,000
--------------------------------------------------------------------
   1,300,000 Manpower Inc.                                35,262,500
--------------------------------------------------------------------
     700,000 Olsten Corp.                                 26,950,000
--------------------------------------------------------------------
     900,691 Value Health, Inc.(a)                        20,603,307
--------------------------------------------------------------------
                                                         123,228,507
--------------------------------------------------------------------

             CHEMICALS (SPECIALTY)-0.35%

     928,700 Airgas Inc.(a)                               24,726,637
--------------------------------------------------------------------

             COMPUTER MINI/PCS-2.95%

   1,050,000 COMPAQ Computer Corp.(a)                     58,537,500
--------------------------------------------------------------------
   2,000,000 Dell Computer Corp.(a)                       93,250,000
--------------------------------------------------------------------
     750,000 Sun Microsystems, Inc.(a)                    58,500,000
--------------------------------------------------------------------
                                                         210,287,500
--------------------------------------------------------------------

             COMPUTER NETWORKING-5.77%

     500,000 ALANTEC Corp.(a)                             17,875,000
--------------------------------------------------------------------
     200,000 Ascend Communications, Inc.(a)               13,000,000
--------------------------------------------------------------------

Financials

 SHARES                                                 MARKET VALUE
             Computer Networking-(continued)

   1,000,000 Bay Networks, Inc.(a)                     $   66,250,000
---------------------------------------------------------------------
     550,000 Cabletron Systems, Inc.(a)                    43,243,750
---------------------------------------------------------------------
     900,000 Cheyenne Software, Inc.(a)                    18,787,500
---------------------------------------------------------------------
     500,000 CIDCO, Inc.(a)                                14,812,500
---------------------------------------------------------------------
   1,200,000 Cisco Systems, Inc.(a)                        93,000,000
---------------------------------------------------------------------
     812,800 FORE Systems, Inc.(a)                         43,078,400
---------------------------------------------------------------------
     500,000 Network Equipment Technologies, Inc.(a)       16,312,500
---------------------------------------------------------------------
     336,800 Optical Data Systems, Inc.(a)                 10,061,900
---------------------------------------------------------------------
   1,600,000 3Com Corp.(a)                                 75,200,000
---------------------------------------------------------------------
                                                          411,621,550
---------------------------------------------------------------------

             COMPUTER PERIPHERALS-4.77%

     800,000 Adaptec Inc.(a)                               35,600,000
---------------------------------------------------------------------
   1,125,000 Alliance Semiconductor Corp.(a)               34,593,750
---------------------------------------------------------------------
     615,500 Cerner, Inc.(a)                               16,310,750
---------------------------------------------------------------------
     600,000 Digi International, Inc.(a)                   16,050,000
---------------------------------------------------------------------
     200,000 Filenet Corp.(a)                               9,075,000
---------------------------------------------------------------------
     257,200 Komag, Inc.(a)                                14,660,400
---------------------------------------------------------------------
     800,000 Microchip Technology, Inc.(a)                 31,750,000
---------------------------------------------------------------------
     400,000 Oak Technology, Inc.(a)                       21,900,000
---------------------------------------------------------------------
   1,604,600 Oracle Systems Corp.(a)                       70,000,675
---------------------------------------------------------------------
     500,000 Read-Rite Corp.(a)                            17,437,500
---------------------------------------------------------------------
     600,000 Seagate Technology Inc.(a)                    26,850,000
---------------------------------------------------------------------
     500,000 U.S. Robotics Corp.(a)                        46,250,000
---------------------------------------------------------------------
                                                          340,478,075
---------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES-10.80%

   1,025,000 Acclaim Entertainment, Inc.(a)                24,215,625
---------------------------------------------------------------------
     505,900 Adobe Systems, Inc.                           28,836,300
---------------------------------------------------------------------
   1,000,000 BMC Software, Inc.(a)                         35,625,000
---------------------------------------------------------------------
     500,000 Broderbund Software, Inc.(a)                  34,687,500
---------------------------------------------------------------------
   1,125,000 Cadence Design Systems, Inc.(a)               36,281,250
---------------------------------------------------------------------
     879,300 Ceridian Corp.(a)                             38,249,550
---------------------------------------------------------------------
   1,500,000 Computer Associates International, Inc.       82,500,000
---------------------------------------------------------------------
   2,000,000 Computervision Corp.(a)                       23,500,000
---------------------------------------------------------------------
     550,000 Electronic Arts, Inc.(a)                      20,143,750
---------------------------------------------------------------------
     418,000 Fiserv, Inc.(a)                               10,763,500
---------------------------------------------------------------------
     741,200 FTP Software, Inc.(a)                         20,012,400
---------------------------------------------------------------------

                                                            Financials

 SHARES                                                   MARKET VALUE
             Computer Software/Services-(continued)

     600,000 HBO & Co.                                   $   42,450,000
-----------------------------------------------------------------------
     200,000 Hyperion Software Corp.(a)                       9,850,000
-----------------------------------------------------------------------
   1,200,000 Informix Corp.(a)                               34,950,000
-----------------------------------------------------------------------
     300,000 Microsoft Corp.(a)                              30,000,000
-----------------------------------------------------------------------
     642,900 Network General Corp.(a)                        26,680,350
-----------------------------------------------------------------------
     700,000 PairGain Technologies, Inc.(a)                  29,925,000
-----------------------------------------------------------------------
     800,000 Parametric Technology Corp.(a)                  53,500,000
-----------------------------------------------------------------------
     300,000 Platinum Technology, Inc.(a)                     5,475,000
-----------------------------------------------------------------------
     600,000 Policy Management Systems Corp.(a)              28,275,000
-----------------------------------------------------------------------
     500,000 Rational Software Corp.(a)                       7,812,500
-----------------------------------------------------------------------
     737,300 SoftKey International Inc.(a)                   23,224,950
-----------------------------------------------------------------------
     500,000 Sterling Software, Inc.(a)                      23,062,500
-----------------------------------------------------------------------
     600,000 Sybase, Inc.(a)                                 23,550,000
-----------------------------------------------------------------------
   1,000,000 Symantec Corp.(a)                               24,312,500
-----------------------------------------------------------------------
   1,415,700 Synopsys, Inc.(a)                               53,088,750
-----------------------------------------------------------------------
                                                            770,971,425
-----------------------------------------------------------------------

             CONGLOMERATES-0.18%

     205,991 Tyco International Ltd.                         12,513,953
-----------------------------------------------------------------------

             CONSUMER NON-DURABLES-0.16%

     252,000 Department 56, Inc.(a)                          11,434,500
-----------------------------------------------------------------------

             COSMETICS & TOILETRIES-0.47%

   1,360,000 General Nutrition, Inc.(a)                      33,830,000
-----------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS-2.46%

     200,000 Ametek, Inc.                                     3,525,000
-----------------------------------------------------------------------
     600,000 Amphenol Corp.(a)                               12,975,000
-----------------------------------------------------------------------
     146,200 AVX Corp.                                        4,550,475
-----------------------------------------------------------------------
     300,000 Methode Electronics, Inc.                        6,900,000
-----------------------------------------------------------------------
     156,250 Molex, Inc.                                      5,156,250
-----------------------------------------------------------------------
     234,375 Molex, Inc.-Class A                              7,207,031
-----------------------------------------------------------------------
     187,500 Parker-Hannifin Corp.                            6,328,125
-----------------------------------------------------------------------
     300,000 Recoton Corp.(a)                                 6,675,000
-----------------------------------------------------------------------
     750,000 Symbol Technologies, Inc.(a)                    26,156,250
-----------------------------------------------------------------------
     400,000 Tektronix, Inc.                                 23,700,000
-----------------------------------------------------------------------
   2,177,800 Teradyne, Inc.(a)                               72,684,075
-----------------------------------------------------------------------
                                                            175,857,206
-----------------------------------------------------------------------

Financials

 SHARES                                                MARKET VALUE
             ELECTRONIC/PC DISTRIBUTORS-0.89%

     650,000 Arrow Electronics, Inc.(a)               $   32,987,500
--------------------------------------------------------------------
     600,000 Avnet, Inc.                                  30,225,000
--------------------------------------------------------------------
                                                          63,212,500
--------------------------------------------------------------------

             FINANCE (CONSUMER CREDIT)-3.83%

     500,000 ADVANTA Corp.-Class A                        19,375,000
--------------------------------------------------------------------
     500,000 ADVANTA Corp.-Class B                        17,875,000
--------------------------------------------------------------------
   1,100,000 Credit Acceptance Corp.(a)                   25,850,000
--------------------------------------------------------------------
     650,000 First USA, Inc.                              29,900,000
--------------------------------------------------------------------
   1,300,000 Green Tree Financial Corp.                   34,612,500
--------------------------------------------------------------------
   1,600,000 MBNA Corp.                                   59,000,000
--------------------------------------------------------------------
   1,220,800 Medaphis Corp.(a)                            38,760,400
--------------------------------------------------------------------
   2,500,000 Mercury Finance Co.                          48,125,000
--------------------------------------------------------------------
                                                         273,497,900
--------------------------------------------------------------------

             FUNERAL SERVICES-1.46%

     814,100 Loewen Group, Inc.                           32,602,181
--------------------------------------------------------------------
   1,366,400 Service Corp. International                  54,826,800
--------------------------------------------------------------------
     500,000 Stewart Enterprises, Inc.-Class A            16,875,000
--------------------------------------------------------------------
                                                         104,303,981
--------------------------------------------------------------------

             GAMING-0.69%

   1,000,000 Mirage Resorts, Inc.(a)                      32,750,000
--------------------------------------------------------------------
     750,000 Players International, Inc.(a)                8,062,500
--------------------------------------------------------------------
     476,200 Trump Hotels & Casino Resorts, Inc.(a)        8,095,400
--------------------------------------------------------------------
                                                          48,907,900
--------------------------------------------------------------------

             HOME BUILDING-0.34%

     750,000 Clayton Homes, Inc.                          19,687,500
--------------------------------------------------------------------
     125,000 Oakwood Homes Corp.                           4,687,500
--------------------------------------------------------------------
                                                          24,375,000
--------------------------------------------------------------------

             HOTELS/MOTELS-0.88%

     145,900 Doubletree Corp.(a)                           3,209,800
--------------------------------------------------------------------
     600,000 Hospitality Franchise Systems, Inc.(a)       36,750,000
--------------------------------------------------------------------
     750,000 La Quinta Inns, Inc.                         19,312,500
--------------------------------------------------------------------
     162,500 Promus Companies Inc.(a)                      3,575,000
--------------------------------------------------------------------
                                                          62,847,300
--------------------------------------------------------------------

                                                       Financials

 SHARES                                              MARKET VALUE
             INSURANCE (LIFE & HEALTH)-0.07%

     150,000 Equitable of Iowa Companies            $    5,250,000
------------------------------------------------------------------

             LEISURE & RECREATION-0.46%

     429,300 Avid Technology, Inc.(a)                   18,781,875
------------------------------------------------------------------
     500,000 Mattel, Inc.                               14,375,000
------------------------------------------------------------------
                                                        33,156,875
------------------------------------------------------------------

             MACHINE TOOLS-0.17%

     400,000 Kennametal Inc.                            12,450,000
------------------------------------------------------------------

             MACHINERY (HEAVY)-0.08%

     131,000 AGCO Corp.                                  5,862,250
------------------------------------------------------------------

             MACHINERY (MISCELLANEOUS)-0.39%

     600,000 Thermo Electron Corp.(a)                   27,600,000
------------------------------------------------------------------

             MEDICAL (DRUGS)-1.28%

   1,000,000 Cardinal Health, Inc.                      51,375,000
------------------------------------------------------------------
     125,800 Forest Laboratories, Inc.(a)                5,204,975
------------------------------------------------------------------
   1,000,000 Mylan Laboratories, Inc.                   19,000,000
------------------------------------------------------------------
     350,000 Watson Pharmaceuticals, Inc.(a)            15,662,500
------------------------------------------------------------------
                                                        91,242,475
------------------------------------------------------------------

             MEDICAL (INSTRUMENTS/PRODUCTS)-3.00%

   1,000,000 Biomet, Inc.(a)                            16,625,000
------------------------------------------------------------------
     910,400 Boston Scientific Corp.(a)                 38,350,600
------------------------------------------------------------------
     300,000 Cordis Corp.(a)                            33,150,000
------------------------------------------------------------------
     154,300 Heart Technology, Inc.(a)                   4,397,550
------------------------------------------------------------------
     500,800 Idexx Laboratories, Inc.(a)                20,407,600
------------------------------------------------------------------
     689,000 Invacare Corp.                             17,397,250
------------------------------------------------------------------
     400,000 Medtronic Inc.                             23,100,000
------------------------------------------------------------------
     500,000 Nellcor, Inc.(a)                           28,750,000
------------------------------------------------------------------
     515,800 St. Jude Medical Inc.(a)                   27,466,350
------------------------------------------------------------------
     100,000 Stryker Corp.                               4,512,500
------------------------------------------------------------------
                                                       214,156,850
------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES)-10.04%

     400,000 American Medical Response, Inc.(a)         11,550,000
------------------------------------------------------------------
   1,750,000 Apria Healthcare Group, Inc.(a)            37,843,750
------------------------------------------------------------------
   1,128,000 Columbia/HCA Healthcare Corp.              55,413,000
------------------------------------------------------------------
     900,000 Community Health Systems, Inc.(a)          28,575,000
------------------------------------------------------------------

Financials

 SHARES                                                       MARKET VALUE
             Medical (Patient Services)-(continued)

     500,000 Foundation Health Corp.(a)                      $   21,187,500
---------------------------------------------------------------------------
     700,000 Genesis Health Ventures, Inc.(a)                    20,212,500
---------------------------------------------------------------------------
   1,500,000 Health Care and Retirement Corp.(a)                 44,062,500
---------------------------------------------------------------------------
   1,792,125 Health Management Associates, Inc.-Class A(a)       38,530,688
---------------------------------------------------------------------------
     732,600 Healthsource, Inc.(a)                               38,827,800
---------------------------------------------------------------------------
   2,500,000 Healthsouth Corp.(a)                                65,312,500
---------------------------------------------------------------------------
   1,250,000 Horizon Healthcare Corp.(a)                         25,312,500
---------------------------------------------------------------------------
   1,000,000 Integrated Health Services, Inc.(a)                 22,875,000
---------------------------------------------------------------------------
   1,300,000 Lincare Holdings Inc.(a)                            32,337,500
---------------------------------------------------------------------------
     600,000 Living Centers of America, Inc.(a)                  15,525,000
---------------------------------------------------------------------------
   1,250,000 Manor Care, Inc.                                    40,937,500
---------------------------------------------------------------------------
     600,000 Omnicare Inc.                                       21,750,000
---------------------------------------------------------------------------
   1,250,000 OrNda HealthCorp(a)                                 22,031,250
---------------------------------------------------------------------------
     600,000 Oxford Health Plans, Inc.(a)                        46,950,000
---------------------------------------------------------------------------
     150,000 Pacificare Health Systems, Inc.-Class A(a)          10,575,000
---------------------------------------------------------------------------
     150,000 Pacificare Health Systems, Inc.-Class B(a)          10,912,500
---------------------------------------------------------------------------
     350,000 PhyCor, Inc.(a)                                     12,862,500
---------------------------------------------------------------------------
     600,000 Quorum Health Group Inc.(a)                         12,862,500
---------------------------------------------------------------------------
     900,000 Sybron International Corp.                          38,250,000
---------------------------------------------------------------------------
     434,000 Theratx Inc.(a)                                      4,882,500
---------------------------------------------------------------------------
   1,350,000 Vencor, Inc.(a)                                     37,462,500
---------------------------------------------------------------------------
                                                                717,041,488
---------------------------------------------------------------------------

             OFFICE PRODUCTS-0.45%

     300,000 Avery Dennison Corp.                                13,425,000
---------------------------------------------------------------------------
     517,100 Reynolds & Reynolds Co.-Class A                     18,421,688
---------------------------------------------------------------------------
                                                                 31,846,688
---------------------------------------------------------------------------

             OIL EQUIPMENT & SUPPLIES-0.09%

     400,000 Smith International, Inc.(a)                         6,400,000
---------------------------------------------------------------------------

             PAPER & FOREST PRODUCTS-0.19%

     250,000 Champion International Corp.                        13,375,000
---------------------------------------------------------------------------

             POLLUTION CONTROL-0.33%

     225,000 Asyst Technologies, Inc.(a)                          9,450,000
---------------------------------------------------------------------------
     658,000 USA Waste Services, Inc.(a)                         13,818,000
---------------------------------------------------------------------------
                                                                 23,268,000
---------------------------------------------------------------------------

             PUBLISHING-0.10%

     187,900 Harcourt General, Inc.                               7,445,538
---------------------------------------------------------------------------

                                                          Financials

 SHARES                                                 MARKET VALUE
             RESTAURANTS-0.74%

     312,100 Applebee's International, Inc.            $    8,777,813
---------------------------------------------------------------------
     850,000 Cracker Barrel Old Country Store, Inc.        14,450,000
---------------------------------------------------------------------
     400,000 Morrison Restaurants Inc.                      6,250,000
---------------------------------------------------------------------
     750,000 Outback Steakhouse, Inc.(a)                   23,531,250
---------------------------------------------------------------------
                                                           53,009,063
---------------------------------------------------------------------

             RETAIL (FOOD & DRUG)-1.46%

     300,000 Casey's General Stores, Inc.                   6,900,000
---------------------------------------------------------------------
     652,500 Eckerd Corp.(a)                               25,855,313
---------------------------------------------------------------------
   1,000,000 Kroger Co.(a)                                 33,375,000
---------------------------------------------------------------------
     800,000 Safeway, Inc.(a)                              37,800,000
---------------------------------------------------------------------
                                                          103,930,313
---------------------------------------------------------------------

             RETAIL (STORES)-7.35%

     696,500 AutoZone, Inc.(a)                             17,238,375
---------------------------------------------------------------------
     410,100 Baby Superstore, Inc.(a)                      19,377,225
---------------------------------------------------------------------
   1,000,000 Bed Bath & Beyond, Inc.(a)                    31,250,000
---------------------------------------------------------------------
      18,900 CDW Computer Centers, Inc.(a)                    916,650
---------------------------------------------------------------------
     625,000 Circuit City Stores, Inc.                     20,859,375
---------------------------------------------------------------------
   1,000,000 Consolidated Stores Corp.(a)                  23,125,000
---------------------------------------------------------------------
     572,200 Corporate Express, Inc.(a)                    14,948,725
---------------------------------------------------------------------
   1,399,975 Dollar General Corp.                          34,299,387
---------------------------------------------------------------------
     500,000 Gap, Inc.                                     19,687,500
---------------------------------------------------------------------
     900,000 Gymboree Corp.(a)                             20,362,500
---------------------------------------------------------------------
     800,200 Heilig-Meyers Co.                             14,703,675
---------------------------------------------------------------------
     558,000 Kohl's Corp.(a)                               25,319,250
---------------------------------------------------------------------
     400,000 MacFrugals Bargains Close-Outs, Inc.(a)        4,750,000
---------------------------------------------------------------------
     600,100 Men's Wearhouse, Inc. (The)(a)                23,403,900
---------------------------------------------------------------------
     837,900 Micro Warehouse Inc.(a)                       37,286,550
---------------------------------------------------------------------
   1,006,450 Office Depot, Inc.(a)                         28,809,630
---------------------------------------------------------------------
     150,000 Petco Animal Supplies, Inc.(a)                 4,200,000
---------------------------------------------------------------------
     153,900 PetSmart, Inc.(a)                              5,155,650
---------------------------------------------------------------------
   1,000,000 Sports Authority, Inc. (The)(a)               21,750,000
---------------------------------------------------------------------
   1,850,000 Staples Inc.(a)                               49,256,250
---------------------------------------------------------------------
     750,000 Sunglass Hut International, Inc.(a)           20,437,500
---------------------------------------------------------------------
     800,000 Talbots, Inc.                                 19,400,000
---------------------------------------------------------------------
     255,700 Tandy Corp.                                   12,625,188
---------------------------------------------------------------------
   1,246,300 Viking Office Products, Inc.(a)               55,460,350
---------------------------------------------------------------------
                                                          524,622,680
---------------------------------------------------------------------

Financials

 SHARES                                            MARKET VALUE
             SCIENTIFIC INSTRUMENTS-0.82%

     780,000 Millipore Corp.                      $   27,592,500
----------------------------------------------------------------
     600,000 Varian Associates, Inc.                  30,825,000
----------------------------------------------------------------
                                                      58,417,500
----------------------------------------------------------------

             SEMICONDUCTORS-16.86%

   1,200,000 Altera Corp.(a)                          72,600,000
----------------------------------------------------------------
   1,325,000 Analog Devices, Inc.(a)                  47,865,625
----------------------------------------------------------------
   1,800,000 Applied Materials, Inc.(a)               90,225,000
----------------------------------------------------------------
   2,200,000 Atmel Corp.(a)                           68,750,000
----------------------------------------------------------------
     800,000 Cirrus Logic Corp.(a)                    33,700,000
----------------------------------------------------------------
     501,450 Credence Systems Corp.(a)                18,741,694
----------------------------------------------------------------
   1,000,000 Cypress Semiconductor Corp.(a)           35,250,000
----------------------------------------------------------------
     300,000 Electroglas, Inc.(a)                     21,075,000
----------------------------------------------------------------
     150,000 Gasonics International Corp.(a)           4,950,000
----------------------------------------------------------------
   2,500,000 Integrated Device Technology, Inc.       47,500,000
----------------------------------------------------------------
     400,000 Intel Corp.                              27,950,000
----------------------------------------------------------------
     967,000 International Rectifier Corp.(a)         43,635,875
----------------------------------------------------------------
     800,000 KLA Instruments Corp.(a)                 34,200,000
----------------------------------------------------------------
     850,000 LAM Research Corp.(a)                    51,743,750
----------------------------------------------------------------
     580,700 Lattice Semiconductor Corp.(a)           22,792,475
----------------------------------------------------------------
   1,000,000 Linear Technology Corp.                  43,750,000
----------------------------------------------------------------
   1,700,000 LSI Logic Corp.(a)                       80,112,500
----------------------------------------------------------------
     313,800 Maxim Integrated Products, Inc.(a)       23,456,550
----------------------------------------------------------------
   1,000,000 MEMC Electronic Materials, Inc.(a)       32,000,000
----------------------------------------------------------------
   1,150,000 Micron Technology, Inc.                  81,218,750
----------------------------------------------------------------
     558,900 Novellus Systems, Inc.(a)                38,494,238
----------------------------------------------------------------
     409,000 SCI Systems, Inc.(a)                     14,366,125
----------------------------------------------------------------
     600,000 Sierra Semiconductor Corp.(a)            10,725,000
----------------------------------------------------------------
     400,000 Silicon Valley Group, Inc.(a)            12,950,000
----------------------------------------------------------------
   1,000,000 Solectron Corp.(a)                       40,250,000
----------------------------------------------------------------
     333,400 Tencor Instruments(a)                    14,211,175
----------------------------------------------------------------
     770,000 Texas Instruments Inc.                   52,552,500
----------------------------------------------------------------
      32,200 Ultratech Stepper, Inc.(a)                1,288,000
----------------------------------------------------------------
     430,000 Vishay Intertechnology, Inc.(a)          15,157,500
----------------------------------------------------------------
   1,500,000 VLSI Technology, Inc.(a)                 35,250,000
----------------------------------------------------------------
   1,500,000 Xilinx, Inc.(a)                          69,000,000
----------------------------------------------------------------
     500,000 Zilog, Inc.(a)                           17,750,000
----------------------------------------------------------------
                                                   1,203,511,757
----------------------------------------------------------------

                                                      Financials

 SHARES                                             MARKET VALUE
             SHOES & RELATED APPAREL-0.44%

     500,000 Nine West Group, Inc.(a)              $   22,250,000
-----------------------------------------------------------------
     300,000 Wolverine World Wide, Inc.                 9,000,000
-----------------------------------------------------------------
                                                       31,250,000
-----------------------------------------------------------------

             TELECOMMUNICATIONS-3.00%

     400,000 ADC Telecommunications, Inc.(a)           16,000,000
-----------------------------------------------------------------
     450,000 Allen Group Inc.                          11,025,000
-----------------------------------------------------------------
     500,000 Andrew Corp.(a)                           21,125,000
-----------------------------------------------------------------
     700,000 Aspect Telecommunications Corp.(a)        24,062,500
-----------------------------------------------------------------
     425,000 DSC Communications Corp.(a)               15,725,000
-----------------------------------------------------------------
     250,000 Glenayre Technologies, Inc.(a)            16,062,500
-----------------------------------------------------------------
     512,600 Octel Communications Corp.(a)             17,492,475
-----------------------------------------------------------------
     600,000 Scientific-Atlanta, Inc.                   7,425,000
-----------------------------------------------------------------
     350,000 StrataCom, Inc.(a)                        21,525,000
-----------------------------------------------------------------
     249,100 Tekelec(a)                                 3,611,950
-----------------------------------------------------------------
     750,000 Tellabs, Inc.(a)                          25,500,000
-----------------------------------------------------------------
     112,500 TransPro, Inc.                             1,237,500
-----------------------------------------------------------------
     400,000 U.S. Long Distance Corp.(a)                5,150,000
-----------------------------------------------------------------
     875,000 WorldCom, Inc.(a)                         28,546,875
-----------------------------------------------------------------
                                                      214,488,800
-----------------------------------------------------------------

             TELEPHONE-0.02%

      55,700 Century Telephone Enterprises, Inc.        1,615,300
-----------------------------------------------------------------

             TEXTILES-0.47%

     600,000 Nautica Enterprises, Inc.(a)              20,550,000
-----------------------------------------------------------------
     348,700 Tommy Hilfiger Corp.(a)                   13,294,188
-----------------------------------------------------------------
                                                       33,844,188
-----------------------------------------------------------------

             TRUCKING-0.10%

     391,800 TNT Freightways Corp.                      7,052,400
-----------------------------------------------------------------
             Total Domestic Common Stocks           6,217,881,736
-----------------------------------------------------------------

Financials

 SHARES                                                           MARKET VALUE
             FOREIGN STOCKS & OTHER EQUITY INTERESTS-4.14%

             AUSTRALIA-0.09%

     480,832 Broken Hill Proprietary Co. Ltd. (Conglomerates)    $    6,512,182
-------------------------------------------------------------------------------

             CANADA-0.22%

     900,000 Corel Corp. (Computer Software/Services)(a)             15,412,500
-------------------------------------------------------------------------------

             FINLAND-0.25%

      23,170 Nokia Corp. (Telecommunications)                         1,325,527
-------------------------------------------------------------------------------
     300,000 Nokia Corp.-ADR (Telecommunications)                    16,725,000
-------------------------------------------------------------------------------
                                                                     18,050,527
-------------------------------------------------------------------------------

             FRANCE-0.23%

      20,000 LVMH Moet Hennessy Louis Vuitton (Beverages-
             Alcoholic)                                               3,979,469
-------------------------------------------------------------------------------
      50,580 Roussel-Uclaf (Medical-Drugs)                            8,295,364
-------------------------------------------------------------------------------
      12,650 Sidel S.A. (Machinery-Miscellaneous)                     4,392,487
-------------------------------------------------------------------------------
                                                                     16,667,320
-------------------------------------------------------------------------------

             GERMANY-0.06%

      13,000 Mannesmann A.G. (Machinery-Miscellaneous)                4,278,834
-------------------------------------------------------------------------------

             HONG KONG-0.15%

   1,000,000 Hutchison Whampoa Ltd. (Conglomerates)                   5,509,655
-------------------------------------------------------------------------------
     628,000 Sun Hung Kai Properties Ltd. (Real Estate)               5,015,585
-------------------------------------------------------------------------------
                                                                     10,525,240
-------------------------------------------------------------------------------

             INDONESIA-0.06%

   1,250,000 PT Bank International Indonesia (Banking)                4,375,826
-------------------------------------------------------------------------------

             IRELAND-0.13%

     221,100 Elan Corp. PLC-ADR (Medical-Drugs)(a)                    8,871,638
-------------------------------------------------------------------------------

             ISRAEL-0.22%

     250,000 Lannet Data Communications Ltd. (Computer
             Networking)(a)                                           7,187,500
-------------------------------------------------------------------------------
     225,000 Teva Pharmaceutical Industries Ltd.-ADR (Medical-
             Drugs)                                                   8,831,250
-------------------------------------------------------------------------------
                                                                     16,018,750
-------------------------------------------------------------------------------

             ITALY-0.05%

   1,074,000 Telecom Italia Mobile S.p.A.
             (Telecommunications)(a)                                  1,806,395
-------------------------------------------------------------------------------
   1,074,000 Telecom Italia S.p.A. (Telecommunications)               1,645,363
-------------------------------------------------------------------------------
                                                                      3,451,758
-------------------------------------------------------------------------------

             JAPAN-0.07%

     120,000 Tokyo Electron Ltd. (Electronic
             Components/Miscellaneous)                                5,208,466
-------------------------------------------------------------------------------

             MALAYSIA-0.11%

     938,000 Malayan Banking Berhad (Banking)                         7,567,493
-------------------------------------------------------------------------------

                                                                  Financials

 SHARES                                                          MARKET VALUE
             NETHERLANDS-0.72%

     400,000 ASM Lithography Holding N.V. (Semiconductors)(a)   $   19,850,000
------------------------------------------------------------------------------
     400,000 Madge, N.V. (Computer Networking)(a)                   16,750,000
------------------------------------------------------------------------------
     270,500 Philips Electronics N.V.-New York Shares-ADR
             (Electronic Components/Miscellaneous)                  10,448,063
------------------------------------------------------------------------------
      32,850 Ver Ned Uitgever Bezit (Publishing)                     4,605,392
------------------------------------------------------------------------------
                                                                    51,653,455
------------------------------------------------------------------------------

             SPAIN-0.01%

       8,100 Acerinox, S.A. (Metals-Miscellaneous)                     852,771
------------------------------------------------------------------------------

             SWEDEN-0.96%

     140,000 Astra AB (Medical-Drugs)                                5,059,784
------------------------------------------------------------------------------
      60,500 Autoliv AB (Automobile/Trucks Parts & Tires)            3,471,147
------------------------------------------------------------------------------
   2,811,600 Telefonaktiebolaget L.M. Ericsson-ADR
             (Telecommunications)                                   60,054,089
------------------------------------------------------------------------------
                                                                    68,585,020
------------------------------------------------------------------------------

             SWITZERLAND-0.12%

       3,500 BBC Brown Boveri Ltd. (Engineering &
             Construction)                                           4,060,160
------------------------------------------------------------------------------
       5,000 Ciba-Geigy Ltd. (Chemicals)                             4,329,252
------------------------------------------------------------------------------
                                                                     8,389,412
------------------------------------------------------------------------------

             UNITED KINGDOM-0.69%

   2,700,000 Burton Group PLC (Retail-Stores)                        4,300,790
------------------------------------------------------------------------------
   1,075,000 Danka Business Systems PLC-ADR (Office
             Automation)                                            36,012,500
------------------------------------------------------------------------------
     390,000 Granada Group PLC (Leisure & Recreation)                4,165,138
------------------------------------------------------------------------------
     210,000 Thorn EMI PLC (Leisure & Recreation)                    4,890,593
------------------------------------------------------------------------------
                                                                    49,369,021
------------------------------------------------------------------------------
             Total Foreign Stocks & Other Equity Interests         295,790,213
------------------------------------------------------------------------------

Financials

 PRINCIPAL
 AMOUNT                                                          MARKET VALUE
                MASTER NOTE AGREEMENT-1.07%

 $76,500,000    Citicorp Securities, Inc., 6.125%,
                03/11/96(b)                                     $   76,500,000
-------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS-4.27%(c)

  43,781,167    Daiwa Securities America, Inc., 5.90%,
                11/01/95(d)                                         43,781,167
-------------------------------------------------------------------------------
 261,000,000    Goldman, Sachs & Co. Inc., 5.90%, 11/01/95(e)      261,000,000
-------------------------------------------------------------------------------
                Total Repurchase Agreements                        304,781,167
-------------------------------------------------------------------------------

                U.S. TREASURY SECURITIES-3.77%

                U.S. TREASURY BILLS-3.06%(f)

 195,000,000(g) 5.48%, 11/16/95                                    194,561,135
-------------------------------------------------------------------------------
  25,000,000    5.22%, 06/27/96                                     24,132,000
-------------------------------------------------------------------------------
                                                                   218,693,135
-------------------------------------------------------------------------------

                U.S. TREASURY NOTES-0.71%

  15,000,000    5.50%, 04/30/96                                     15,000,900
-------------------------------------------------------------------------------
  35,000,000    7.625%, 04/30/96                                    35,357,000
-------------------------------------------------------------------------------
                                                                    50,357,900
-------------------------------------------------------------------------------
                Total U.S. Treasury Securities                     269,051,035
-------------------------------------------------------------------------------
                TOTAL INVESTMENTS-100.35%                        7,164,004,151
-------------------------------------------------------------------------------
                OTHER ASSETS LESS LIABILITIES-(0.35)%              (24,736,094)
-------------------------------------------------------------------------------
                NET ASSETS-100.00%                              $7,139,268,057
===============================================================================

Abbreviation:

ADR--American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Non-income producing security.
(b) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on October 31, 1995.
(c) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(d) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $360,681,783. Collateralized by $341,411,000 U.S. Treasury obligations, 5.625% to 12.00% due 11/15/95 to 02/15/25.
(f) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.

See Notes to Financial Statements.

                                                              Financials
STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995

ASSETS:

Investments, at market value (cost $5,084,052,318)        $7,164,004,151
------------------------------------------------------------------------
Foreign currencies, at market value (cost $13,642,266)        13,495,706
------------------------------------------------------------------------
Receivables for:
  Investments sold                                            28,101,604
------------------------------------------------------------------------
  Capital stock sold                                          50,215,325
------------------------------------------------------------------------
  Dividends and interest                                       1,095,114
------------------------------------------------------------------------
Investment for deferred compensation plan                         35,624
------------------------------------------------------------------------
Other assets                                                     100,373
------------------------------------------------------------------------
    Total assets                                           7,257,047,897
------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                       57,630,332
------------------------------------------------------------------------
  Capital stock reacquired                                    50,907,595
------------------------------------------------------------------------
  Variation margin                                             1,239,750
------------------------------------------------------------------------
  Deferred compensation                                           35,624
------------------------------------------------------------------------
Accrued advisory fees                                          3,602,549
------------------------------------------------------------------------
Accrued administrative services fees                              14,663
------------------------------------------------------------------------
Accrued directors' fees                                            3,850
------------------------------------------------------------------------
Accrued distribution fees                                      2,624,668
------------------------------------------------------------------------
Accrued transfer agent fees                                      439,464
------------------------------------------------------------------------
Accrued operating expenses                                     1,281,345
------------------------------------------------------------------------
    Total liabilities                                        117,779,840
------------------------------------------------------------------------
Net assets applicable to shares outstanding               $7,139,268,057
========================================================================

NET ASSETS:

Class A                                                   $7,000,350,013
========================================================================
Institutional Class                                       $  138,918,044
========================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Class A:
 Authorized                                                  750,000,000
------------------------------------------------------------------------
 Outstanding                                                 295,483,948
========================================================================
Institutional Class:
 Authorized                                                  200,000,000
------------------------------------------------------------------------
 Outstanding                                                   5,775,803
========================================================================

CLASS A:

 Net asset value and redemption price per share                   $23.69
========================================================================
 Offering price per share:
  (Net asset value of $23.69 divided by 94.50%)                   $25.07
========================================================================

INSTITUTIONAL CLASS:

 Net asset value, offering and redemption price per share         $24.05
========================================================================

See Notes to Financial Statements.

Financials

STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends (net of $322,914 foreign withholding tax)        $   14,062,451
--------------------------------------------------------------------------
Interest                                                       27,896,762
--------------------------------------------------------------------------
   Total investment income                                     41,959,213
--------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                  31,803,884
--------------------------------------------------------------------------
Administrative services fees                                      173,257
--------------------------------------------------------------------------
Custodian fees                                                    568,906
--------------------------------------------------------------------------
Directors' fees                                                    44,198
--------------------------------------------------------------------------
Distribution fees-Class A                                      14,905,705
--------------------------------------------------------------------------
Transfer agent fees-Class A                                     9,158,530
--------------------------------------------------------------------------
Transfer agent fees-Institutional Class                             5,273
--------------------------------------------------------------------------
Other                                                           2,078,095
--------------------------------------------------------------------------
   Total expenses                                              58,737,848
--------------------------------------------------------------------------
Less fees waived by advisor                                      (761,655)
--------------------------------------------------------------------------
   Net expenses                                                57,976,193
--------------------------------------------------------------------------
Net investment income (loss)                                  (16,016,980)
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain on sales of:
  Investment securities                                       198,443,948
--------------------------------------------------------------------------
  Foreign currencies                                              225,354
--------------------------------------------------------------------------
  Futures contracts                                            38,758,395
--------------------------------------------------------------------------
                                                              237,427,697
--------------------------------------------------------------------------

Unrealized appreciation (depreciation) of:
  Investment securities                                     1,310,161,937
--------------------------------------------------------------------------
  Foreign currencies                                             (529,855)
--------------------------------------------------------------------------
  Futures contracts                                            (2,597,985)
--------------------------------------------------------------------------
                                                            1,307,034,097
--------------------------------------------------------------------------
Net gain on investment securities, foreign currencies and
 futures contracts                                          1,544,461,794
--------------------------------------------------------------------------
Net increase in net assets resulting from operations       $1,528,444,814
==========================================================================


See Notes to Financial Statements.

                                                                  Financials
STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                   1995            1994
OPERATIONS:

  Net investment income (loss)                $  (16,016,980) $   (4,773,452)
-----------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities,
   foreign currencies and futures contracts      237,427,697     113,271,698
-----------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities,
   foreign currencies and futures contracts    1,307,034,097     137,121,005
-----------------------------------------------------------------------------
   Net increase in net assets resulting from
    operations                                 1,528,444,814     245,619,251
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investment securities:
  Class A                                       (107,823,749)             --
-----------------------------------------------------------------------------
  Institutional Class                             (1,218,145)             --
-----------------------------------------------------------------------------
Share transactions - net:
  Class A                                      1,878,176,040     726,623,024
-----------------------------------------------------------------------------
  Institutional Class                             75,813,810      24,797,834
-----------------------------------------------------------------------------
   Net increase in net assets                  3,373,392,770     997,040,109
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,765,875,287   2,768,835,178
-----------------------------------------------------------------------------
  End of period                               $7,139,268,057  $3,765,875,287
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)  $4,828,771,443  $2,890,417,744
-----------------------------------------------------------------------------
  Undistributed net investment income (loss)         (54,010)             --
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies
   and futures contracts                         231,637,155     103,578,171
-----------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities, foreign currencies and futures
   contracts                                   2,078,913,469     771,879,372
-----------------------------------------------------------------------------
                                              $7,139,268,057  $3,765,875,287
=============================================================================



See Notes to Financial Statements.

Financials

NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Constellation Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Constellation Fund, AIM Weingarten Fund, AIM Charter Fund and AIM
Aggressive Growth Fund. The Fund currently offers two different classes of shares: the Class A shares (formerly "Retail Class") and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - A security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. If a mean is not available, as is the case in some foreign markets, the closing bid will be used absent a last sales price. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the specific identification of securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. On October 31, 1995, $326,819 was reclassified from undistributed net realized gains to undistributed net investment income (loss) as a result of differing book/tax treatments of foreign currency transactions. In addition, $15,636,151 was reclassified from net investment income (loss) to paid-in capital as a result of a net operating tax loss. Net assets of the Fund were unaffected by the reclassifications discussed above.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to both classes, e.g. advisory fees, are allocated between them.
E. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S.
   dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
F. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.
G. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by

                                                                   Financials

 "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. During the year ended October 31, 1995, AIM waived fees of $761,655. The waiver is entirely voluntary and the Board of Directors would be advised of any decision by AIM to discontinue the waiver. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $173,257 for such services.
 The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency services to the Class A shares. During the year ended October 31, 1995, AFS was paid $4,943,213 for such services. During the year ended October 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") with respect to the Institutional Class $2,790 for shareholder and transfer agency services. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), with respect to the Class A shares, whereby the Fund pays AIM Distributors an annual rate of 0.30% of the Class A shares average daily net assets as compensation for services related to the sales and distribution of the Class A shares. The Plan provides that payments to dealers and financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Class A shares, in amounts of up to 0.25% of the average net assets of the Class A shares attributable to the customers of such dealers or financial institutions, may be characterized as a service fee. The Plan also provides that payments in excess of service fees are characterized as an asset-based sales charge under the Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Fund's Class A shares. During the year ended October 31, 1995, the Class A shares paid AIM Distributors $14,905,705 as compensation under the Plan.
 AIM Distributors received commissions of $13,146,761 from Class A capital stock transactions during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of capital stock. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.
 During the year ended October 31, 1995 the Fund paid legal fees of $14,394 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Director's fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

Financials

NOTE 4 - BANK BORROWINGS

The Fund has a $83,100,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - AFFILIATED COMPANY TRANSACTIONS

Affiliated issuers, as defined in the 1940 Act, are issuers in which the Fund held 5% or more of the outstanding voting securities. A summary of transactions for each issuer who is or was an affiliate at or during the year ended October 31, 1995, is as follows:

                        SHARE                                              SHARE      MARKET
                       BALANCE                                            BALANCE      VALUE
                     OCTOBER 31, PURCHASES            REALIZED DIVIDEND OCTOBER 31, OCTOBER 31,
NAME OF ISSUER:         1994       COST    SALES COST   GAIN    INCOME     1995        1995
Roosevelt Financial
 Group, Inc.           315,000       $0    $4,779,251 $392,937 $30,943       $0          $0
===============================================================================================

NOTE 6 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $4,071,335,941 and $2,213,924,196, respectively. The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $2,178,971,166
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (99,425,248)
-----------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $2,079,545,918
=============================================================================

Cost of investments for tax purposes is $5,084,458,233.

NOTE 7- FUTURES CONTRACT

On October 31, 1995, $9,668,000 U.S. Treasury bills were pledged as collateral to cover margin requirements for futures contracts.

 Futures contracts outstanding at October 31, 1995:
  (Contracts--$500 times index/delivery month/commitment)

                                         UNREALIZED
                                        APPRECIATION
                                       (DEPRECIATION)
S&P 500 Index 370 contracts/Dec95/Buy    $  749,250
S&P 500 Index 500 contracts/Mar96/Buy    (1,642,375)
=====================================================

NOTE 8 - CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:

                                    1995                          1994
                        -----------------------------  ---------------------------
                           SHARES         AMOUNT         SHARES         AMOUNT
                        ------------  ---------------  -----------  --------------
Sold:
 Institutional Class       5,036,915  $   105,368,663    1,908,947  $   33,070,778
-----------------------------------------------------------------------------------
 Class A                 214,014,863    4,411,919,689  100,598,652   1,751,901,830
-----------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class          60,580        1,019,563           --              --
-----------------------------------------------------------------------------------
 Class A                   6,006,043       99,940,399           --              --
-----------------------------------------------------------------------------------
Reacquired:
 Institutional Class      (1,476,157)     (30,574,416)    (474,909)     (8,272,944)
-----------------------------------------------------------------------------------
 Class A                (128,002,913)  (2,633,684,048) (58,902,798) (1,025,278,806)
-----------------------------------------------------------------------------------
                          95,639,331  $ 1,953,989,850   43,129,892  $  751,420,858
===================================================================================

                                                                      Financials

NOTE 9 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the seven-year period ended October 31, 1995, the ten months ended October 31, 1988, and each of the years in the two-year period ended December 31, 1987.(a)

                                                         OCTOBER 31,
                          -------------------------------------------------------------------------------------------
                             1995            1994         1993        1992       1991      1990      1989     1988(b)
                          ----------      ----------   ----------   --------   --------   -------   -------   -------
Net asset value,
 beginning of period          $18.31          $17.04       $13.25     $11.72      $6.59     $9.40     $7.34     $6.35
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
Income from investment
 operations:
 Net investment income
  (loss)                       (0.05)          (0.02)       (0.04)     (0.04)     (0.03)    (0.03)     0.01     (0.03)
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)               5.95            1.29         3.83       1.76       5.16     (1.23)     2.46      1.02
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Total from investment
  operations                    5.90            1.27         3.79       1.72       5.13     (1.26)     2.47      0.99
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
Less distributions:
 Dividends from net
  investment income               --              --           --         --         --     (0.01)       --        --
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Distributions from
  capital gains                (0.52)             --           --      (0.19)        --     (1.54)    (0.41)       --
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
 Total distributions           (0.52)             --           --      (0.19)        --     (1.55)    (0.41)       --
------------------------  ----------      ----------   ----------   --------   --------   -------   -------   -------
Net asset value, end of
 period                       $23.69          $18.31       $17.04     $13.25     $11.72     $6.59     $9.40     $7.34
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Total return(c)                33.43 %          7.45 %      28.60 %    14.82 %    77.85 %  (16.17)%   35.50%    15.59 %
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $7,000,350      $3,726,029   $2,756,497   $966,472   $342,835   $83,304   $74,731   $78,272
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Ratio of expenses to
 average net assets              1.2 %(d)        1.2 %        1.2 %      1.2 %      1.4 %     1.4 %     1.4%      1.3 %(e)
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Ratio of net investment
 income (loss) to
 average net assets             (0.3)%(d)       (0.2)%       (0.3)%     (0.4)%     (0.4)%    (0.4)%     0.1%     (0.6)%(e)
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Portfolio turnover rate           45 %            79 %         70 %       62 %      109 %     192 %     149 %     131 %
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Borrowings for the
 period:
Amount of debt
 outstanding at end of
 period (000s omitted)            --              --           --         --         --        --    $9,610    $5,266
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Average amount of debt
 outstanding during the
 period (000s
 omitted)(f)                      --              --           --         --         --    $2,344    $2,609    $2,148
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Average number of shares
 outstanding during the
 period (000s
 omitted)(f)                 244,731         182,897      124,101     55,902     21,205    11,397    10,050    10,845
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
Average amount of debt
 per share during the
 period                           --              --           --         --         --     $0.21     $0.26     $0.20
========================  ==========      ==========   ==========   ========   ========   =======   =======   =======
                             DECEMBER 31,
                          -------------------
                           1987     1986(b)
                          --------- ---------
Net asset value,
 beginning of period       $10.58    $10.90
------------------------- --------- ---------
Income from investment
 operations:
 Net investment income
  (loss)                    (0.05)    (0.07)
------------------------- --------- ---------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)            0.36      3.13
------------------------- --------- ---------
 Total from investment
  operations                 0.31      3.06
------------------------- --------- ---------
Less distributions:
 Dividends from net
  investment income            --        --
------------------------- --------- ---------
 Distributions from
  capital gains             (4.54)    (3.38)
------------------------- --------- ---------
 Total distributions        (4.54)    (3.38)
------------------------- --------- ---------
Net asset value, end of
 period                     $6.35    $10.58
========================= ========= =========
Total return(c)              2.85 %   28.56 %
========================= ========= =========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)    $71,418   $78,885
========================= ========= =========
Ratio of expenses to
 average net assets           1.1 %     1.1 %
========================= ========= =========
Ratio of net investment
 income (loss) to
 average net assets          (0.4)%    (0.5)%
========================= ========= =========
Portfolio turnover rate       135 %     107 %
========================= ========= =========
Borrowings for the
 period:
Amount of debt
 outstanding at end of
 period (000s omitted)       $109    $3,740
========================= ========= =========
Average amount of debt
 outstanding during the
 period (000s
 omitted)(f)               $2,366    $3,188
========================= ========= =========
Average number of shares
 outstanding during the
 period (000s
 omitted)(f)                9,668     8,519
========================= ========= =========
Average amount of debt
 per share during the
 period                     $0.24     $0.37
========================= ========= =========

(a) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on June 19, 1987.
(b) The Fund changed investment advisors on September 30, 1988 and May 1, 1986.
(c) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(d) Ratios are based on average net assets of $4,968,568,278.
(e) Annualized.
(f) Averages computed on a daily basis.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Constellation Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Constellation Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Constellation Fund as of October 31, 1995, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven-year period then ended, the ten months ended October 31, 1988, and the year ended December 31, 1987, in conformity with generally accepted accounting principles.

                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995

                                                                                       Directors & Officers



BOARD OF DIRECTORS                          OFFICERS                                   OFFICE OF THE FUND
                                                                                       11 Greenway Plaza
Charles T. Bauer                            Charles T. Bauer                           Suite 1919
Chairman and Chief Executive Officer        Chairman                                   Houston, TX 77046
A I M Management Group Inc.
                                            Robert H. Graham                           INVESTMENT ADVISOR
Bruce L. Crockett                           President                                  A I M Advisors, Inc.
Director, President, and Chief                                                         11 Greenway Plaza
Executive Officer                           John J. Arthur                             Suite 1919
COMSAT Corporation                          Senior Vice President and Treasurer        Houston, TX 77046

Owen Daly II                                Gary T. Crum                               TRANSFER AGENT
Director                                    Senior Vice President                      A I M Fund Services, Inc.
Cortland Trust Inc.                                                                    P.O. Box 4739
                                            Jonathan C. Schoolar                       Houston, TX 77210-4739
Carl Frischling                             Senior Vice President
Partner                                                                                CUSTODIAN
Kramer, Levin, Naftalis, Nessen,            Carol F. Relihan                           State Street Bank and Trust Company
Kamin & Frankel                             Vice President and Secretary               225 Franklin Street
                                                                                       Boston, MA 02110
Robert H. Graham                            Melville B. Cox
President and Chief Operating Officer       Vice President                             COUNSEL TO THE FUND
A I M Management Group Inc.                                                            Ballard Spahr
                                            Dana R. Sutton                             Andrews & Ingersoll
John F. Kroeger                             Vice President and Assistant Treasurer     1735 Market Street
Formerly, Consultant                                                                   Philadelphia, PA 19103
Wendell & Stockel Associates, Inc.          P. Michelle Grace
                                            Assistant Secretary                        COUNSEL TO THE DIRECTORS
Lewis F. Pennock                                                                       Kramer, Levin, Naftalis,
Attorney                                    Nancy L. Martin                            Nessen, Kamin & Frankel
                                            Assistant Secretary                        919 Third Avenue
Ian W. Robinson                                                                        New York, NY 10022
Consultant; Former Executive                Ofelia M. Mayo
Vice President and                          Assistant Secretary                        DISTRIBUTOR
Chief Financial Officer                                                                A I M Distributors, Inc.
Bell Atlantic Management                    Kathleen J. Pflueger                       11 Greenway Plaza
Services, Inc.                              Assistant Secretary                        Suite 1919
                                                                                       Houston, TX 77046
Louis S. Sklar                              Samuel D. Sirko
Executive Vice President                    Assistant Secretary                        AUDITORS
Hines Interests                                                                        KPMG Peat Marwick LLP
Limited Partnership                         Stephen I. Winer                           700 Louisiana
                                            Assistant Secretary                        NationsBank Bldg.
                                                                                       Houston, TX 77002
                                            Mary J. Benson
                                            Assistant Treasurer

REQUIRED FEDERAL INCOME TAX INFORMATION
AIM Constellation Fund distributed long-term capital gains of $0.52 per share during its tax year ended October 31, 1995.


[PICTURE                                                                   THE AIM FAMILY OF FUNDS(R)
APPEARS
HERE]                                                                      AGGRESSIVE GROWTH
                                                                           AIM Aggressive Growth Fund*
                                                                           AIM Constellation Fund
                                                                           AIM Global Aggressive Growth Fund

                                                                           GROWTH
                                                                           AIM Global Growth Fund
                                                                           AIM Growth Fund
                                                                           AIM International Equity Fund
                                                                           AIM Value Fund
                                                                           AIM Weingarten Fund

                                                                           GROWTH AND INCOME
                                                                           AIM Balanced Fund
                                                                           AIM Charter Fund

                                                                           INCOME AND GROWTH
                                                                           AIM Global Utilities Fund**

                                                                           HIGH CURRENT INCOME
                                                                           AIM High Yield Fund

                                                                           CURRENT INCOME
                                                                           AIM Global Income Fund
                                                                           AIM Income Fund

                                                                           CURRENT TAX-FREE INCOME
                                                                           AIM Municipal Bond Fund
                                                                           AIM Tax-Exempt Bond Fund of CT
                                                                           AIM Tax-Free Intermediate Shares

                                                                           CURRENT INCOME AND HIGH DEGREE
                                                                            OF SAFETY
                                                                           AIM Intermediate Government Fund***

                                                                           HIGH DEGREE OF SAFETY AND
                                                                            CURRENT INCOME
                                                                           AIM Limited Maturity Treasury Shares

                                                                           STABILITY, LIQUIDITY, AND
                                                                            CURRENT INCOME
                                                                           AIM Money Market Fund

                                                                           STABILITY, LIQUIDITY, AND
                                                                            CURRENT TAX-FREE INCOME
                                                                           AIM Tax-Exempt Cash Fund

                                                                           *AIM Aggressive Growth Fund was closed
                                                                           to new investors on July 18, 1995. **On
                                                                           May 1, 1995, AIM Utilities Fund broadened
                                                                           its investment strategy to permit up to
                                                                           80% of its total assets to be invested in
                                                                           foreign securities, and was renamed
AIM Management Group has provided leadership                               AIM Global Utilities Fund. ***On
in the mutual fund industry since 1976 and                                 September 25, 1995, AIM Government
currently manages approximately $40 billion                                Securities Fund became AIM Intermediate
in assets for more than 2 million shareholders,                            Government Fund. For more complete
including individual investors, corporate clients,                         information about any AIM Fund(s), including
and financial institutions. The AIM Family of                              sales charges and expenses, ask your
Funds(R) is distributed nationwide, and AIM                                financial consultant or securities dealer
today ranks among the nation's top 20 mutual                               for a free prospectus(es). Please read the
companies in assets under management, according                            prospectus(es) carefully before you invest
to Lipper Analytical Services, Inc.                                        or send money.



[AIM LOGO                                                                                                       -------------------
APPEARS                                                                                                               BULK RATE
HERE]                                                                                                               U.S. POSTAGE
                                                                                                                        PAID
                                                                                                                    HOUSTON, TX
A I M Distributors, Inc.                                                                                          Permit No. 1919
11 Greenway Plaza, Suite 1919                                                                                   -------------------
Houston, TX 77046
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